Defined Contribution Plan	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Defined Contribution Plan
10. Defined Contribution Plan
The Company has established a defined contribution
401(k) Savings Plan
which allows eligible employees to contribute from 1% to 100% of their compensation, subject to certain IRS limits. The Company’s contributions to the plan are at the sole discretion of the board of directors. Currently, the Company provides a matching contribution of 75% of the employee’s contributions, up to $6,000 annually.
Included in compensation expense is de minimis related to the defined contribution 401(k) Savings Plan for the years ended December 31, 2025 and 2024, respectively.